ADVANCED SERIES TRUST

Supplement dated February 15, 2013 to the
Prospectus & Statement of Additional Information dated April 30, 2012, as Supplemented to Date

This Supplement sets forth changes to the Prospectus and Statement of Additional Information (SAI), dated April 30, 2012, as previously supplemented to date, of Advanced Series Trust (the Fund). The following should be read in conjunction with the Prospectus and SAI and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and SAI.

At a recent special meeting, shareholders of the Fund approved a Shareholder Services and Distribution Plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan is applicable to all of the Portfolios of the Fund except AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Horizon Moderate Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio.

Pursuant to the Plan, each Portfolio of the Fund covered by the Plan will compensate Prudential Annuities Distributors, Inc. (PAD), the Fund’s principal underwriter, for shareholder servicing and distribution expenses at the annual rate of 0.10% of the average daily net assets of the shares of each Portfolio. The existing administrative services fee, which was paid by each Portfolio at the same annual rate of 0.10% of the average daily net assets of the shares of each Portfolio, will be discontinued.

The Fund’s investment managers have contractually reduced their management fee rates for all Portfolios covered by the Plan. Additionally, PAD has contractually agreed to reduce its distribution and service fees for certain bond Portfolios so that the effective distribution and service fee rate paid by those Portfolios is reduced based on the average daily net assets of the relevant Portfolio. The Plan, including the reduced management fee rates, is anticipated to become operational on or about February 25, 2013.

To reflect these changes, the Fund’s Prospectus is revised as follows:

I. In the Summary Section of the Prospectus for each Portfolio covered under the Plan, the table entitled “Annual Portfolio Operating Expenses” and the table appearing underneath the “Example” discussion are hereby deleted and replaced with the new tables set forth below:

__________________

1 Information appearing in the tables is based on fees and expenses for the six months ended June 30, 2012, except for AST MFS Large-Cap Value Portfolio, AST Western Asset Emerging Markets Debt Portfolio and AST Franklin Templeton Founding Funds Allocation Portfolio, which were based on net assets as of September 30, 2012.

AST Academic Strategies Asset Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.71%
Distribution and/or Service Fees (12b-1 fees)	0.04%
Other Expenses	0.03%
Dividend Expense on Short Sales	0.09%
Broker Fees and Expenses on Short Sales	0.01%
Acquired Fund Fees and Expenses	0.66%
Total Annual Portfolio Operating Expenses	1.54%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.54%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 157	$ 486	$ 839	$ 1,834

AST Advanced Strategies Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.81%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 101	$ 315	$ 547	$ 1,213

AST BlackRock Global Strategies Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.97%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.12%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 114	$ 356	$ 617	$ 1,363

AST BlackRock Value Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.82%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.94%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 96	$ 300	$ 520	$ 1,155

AST Bond Portfolio 2015

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.63%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.87%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses	0.87%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 89	$ 278	$ 482	$ 1,073

AST Bond Portfolio 2016

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.63%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	0.91%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses	0.91%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 93	$ 290	$ 504	$ 1,120

AST Bond Portfolio 2017

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.63%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.77%
Fee Waiver and/or Expense Reimbursement [1]	-0.01%
Total Annual Portfolio Operating Expenses [1]	0.76%

 1 The Fund’s distributor, Prudential Annuities Distributors, Inc. (PAD) has contractually agreed to reduce its distribution and service fees so that the effective distribution and service fee rate paid by the Portfolio is reduced based on the average daily net assets of the Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 78	$ 243	$ 422	$ 942

AST Bond Portfolio 2018

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.63%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.76%
Fee Waiver and/or Expense Reimbursement [1]	-0.01%
Total Annual Portfolio Operating Expenses [1]	0.75%

1 The Fund’s distributor, Prudential Annuities Distributors, Inc. (PAD) has contractually agreed to reduce its distribution and service fees so that the effective distribution and service fee rate paid by the Portfolio is reduced based on the average daily net assets of the Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 77	$ 240	$ 417	$ 930

AST Bond Portfolio 2019

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.63%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	0.92%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses	0.92%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 94	$ 293	$ 509	$ 1,131

AST Bond Portfolio 2020

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.63%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	1.01%
Total Annual Portfolio Operating Expenses	1.74%
Fee Waiver and/or Expense Reimbursement [1]	-0.75%
Total Annual Portfolio Operating Expenses [1]	0.99%

1 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2015. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued
or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Manager and the Fund’s Board of Trustees.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 101	$ 396	$ 797	$ 1,920

AST Bond Portfolio 2021

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.63%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.76%
Fee Waiver and/or Expense Reimbursement [1]	-0.01%
Total Annual Portfolio Operating Expenses [1]	0.75%

1 The Fund’s distributor, Prudential Annuities Distributors, Inc. (PAD) has contractually agreed to reduce its distribution and service fees so that the effective distribution and service fee rate paid by the Portfolio is reduced based on the average daily net assets of the Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 77	$ 240	$ 417	$ 930

AST Bond Portfolio 2022

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.63%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.77%
Fee Waiver and/or Expense Reimbursement [1]	-0.01%
Total Annual Portfolio Operating Expenses [1]	0.76%

1 The Fund’s distributor, Prudential Annuities Distributors, Inc. (PAD) has contractually agreed to reduce its distribution and service fees so that the effective distribution and service fee rate paid by the Portfolio is reduced based on the average daily net assets of the Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 78	$ 243	$ 422	$ 942

AST Bond Portfolio 2023

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.63%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	1.10%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.84%
Fee Waiver and/or Expense Reimbursement [1]	-0.84%
Total Annual Portfolio Operating Expenses [1]	1.00%

1 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2015. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued
or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Manager and the Fund’s Board of Trustees.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 102	$ 410	$ 834	$ 2,016

AST Cohen & Steers Realty Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.98%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.11%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 113	$ 353	$ 612	$ 1,352

AST Federated Aggressive Growth Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.93%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 112	$ 350	$ 606	$ 1,340

AST FI Pyramis® Asset Allocation Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.82%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.11%
Dividend Expense on Short Sales	0.20%
Broker Fees and Expenses on Short Sales	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.31%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 133	$ 415	$ 718	$ 1,579

AST First Trust Balanced Target Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.82%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.95%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 97	$ 303	$ 525	$ 1,166

AST First Trust Capital Appreciation Target Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.81%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.94%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 96	$ 300	$ 520	$ 1,155

AST Franklin Templeton Founding Funds Allocation Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.91%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses	1.03%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 105	$ 328	$ 569	$ 1,259

AST Global Real Estate Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.99%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.16%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.16%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 118	$ 368	$ 638	$ 1,409

AST Goldman Sachs Concentrated Growth Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.88%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.01%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 103	$ 322	$ 558	$ 1,236

AST Goldman Sachs Large-Cap Value Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.84%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 86	$ 268	$ 466	$ 1,037

AST Goldman Sachs Mid-Cap Growth Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.99%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.13%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 115	$ 359	$ 622	$ 1,375

AST Goldman Sachs Small-Cap Value Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.94%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.12%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 114	$ 356	$ 617	$ 1,363

AST High Yield Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.85%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 87	$ 271	$ 471	$ 1,049

AST International Growth Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.97%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.12%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 114	$ 356	$ 617	$ 1,363

AST International Value Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.97%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.12%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 114	$ 356	$ 617	$ 1,363

AST Investment Grade Bond Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.63%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.75%
Fee Waiver and/or Expense Reimbursement [1]	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement [1]	0.71%

1 The Fund’s distributor, Prudential Annuities Distributors, Inc. (PAD) has contractually agreed to reduce its distribution and service fees so that the effective distribution and service fee rate paid by the Portfolio is reduced based on the average daily net assets of the Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 73	$ 227	$ 395	$ 883

AST Jennison Large-Cap Growth Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.87%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 101	$ 315	$ 547	$ 1,213

AST Jennison Large-Cap Value Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.85%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 87	$ 271	$ 471	$ 1,049

AST J.P. Morgan Global Thematic Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.92%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.07%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.07%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 109	$ 340	$ 590	$ 1,306

AST J.P. Morgan International Equity Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.87%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.06%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 108	$ 337	$ 585	$ 1,294

AST J.P. Morgan Strategic Opportunities Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.97%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.05%
Dividend Expense on Short Sales	0.12%
Broker Fees and Expenses on Short Sales	0.01%
Total Annual Portfolio Operating Expenses	1.25%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 127	$ 397	$ 686	$ 1,511

AST Large-Cap Value Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.85%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 87	$ 271	$ 471	$ 1,049

AST Lord Abbett Core Fixed-Income Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.77%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.89%
Fee Waiver and/or Expense Reimbursement+	-0.13%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement+	0.76%

+  The Manager has contractually agreed to waive a portion of its investment management fee, so that the effective management fee rate paid by the Portfolio is as follows: 0.70% to $500 million of average daily net assets; 0.675% over $500 million in average daily net assets up to and including $1 billion in average daily net assets; and 0.65% over $1 billion in average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Manager and the Fund’s Board of Trustees.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 78	$ 257	$ 467	$ 1,071

AST Marsico Capital Growth Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.87%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 101	$ 315	$ 547	$ 1,213

AST MFS Global Equity Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.99%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.18%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.18%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 120	$ 375	$ 649	$ 1,432

AST MFS Growth Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.87%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 101	$ 315	$ 547	$ 1,213

AST MFS Large-Cap Value Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 101	$ 315	$ 547	$ 1,213

AST Mid-Cap Value Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.94%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 110	$ 343	$ 595	$ 1,317

AST Moderate Asset Allocation Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) *

Management Fee	0.30%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.71%
Total Annual Portfolio Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%

* If approved by shareholders, the Portfolio will be restructured on or about Apri1 29, 2013. As restructured, the Portfolio will no longer be a fund-of-funds and will be renamed the AST RCM World Trends Portfolio. Based on assets as of December 31, 2012, as restructured, the Portfolio would have a management fee of 0.92%, distribution and/or service fees of 0.10%, other expenses of 0.04%, acquired fund fees and expenses of 0.00%, total annual operating expenses before contractual fee waiver of 1.06%, a contractual fee waiver of 0.07% through at least June 30, 2014, and net annual operating expenses after fee waiver of 0.99%.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 105	$ 328	$ 569	$ 1,259

AST Money Market Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.46%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.58%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.58%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

AST Neuberger Berman Core Bond Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.68%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.81%
Fee Waiver and/or Expense Reimbursement+	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement+	0.80%

+ The Manager has contractually agreed to waive a portion of its investment management fees so that the Portfolio’s investment management fee would equal 0.70% of the Portfolio’s first $500 million of average daily net assets, 0.675% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio’s average daily net assets in excess of $1 billion through June 30, 2015.
This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued
or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Fund.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 82	$ 257	$ 448	$ 1,000

AST Neuberger Berman Mid-Cap Growth Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.88%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.01%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 103	$ 322	$ 558	$ 1,236

AST Neuberger Berman/LSV Mid-Cap Value Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.89%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 105	$ 328	$ 569	$ 1,259

AST New Discovery Asset Allocation Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.84%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 105	$ 328	$ 569	$ 1,259

AST Parametric Emerging Markets Equity Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.07%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.24%
Total Annual Portfolio Operating Expenses	1.41%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 144	$ 446	$ 771	$ 1,691

AST PIMCO Limited Maturity Bond Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.62%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.75%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 77	$ 240	$ 417	$ 930

AST PIMCO Total Return Bond Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.73%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.73%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 75	$ 233	$ 406	$ 906

AST Prudential Core Bond Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.67%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.79%
Fee Waiver and/or Expense Reimbursement+	-0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement+	0.76%

+ The Manager has contractually agreed to waive a portion of its investment management fees so that the Portfolio’s investment management fee would equal 0.70% of the Portfolio’s first $500 million of average daily net assets, 0.675% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio’s average daily net assets in excess of $1 billion through
June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Fund.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 78	$ 246	$ 433	$ 972

AST QMA US Equity Alpha Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.99%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.06%
Dividend Expense on Short Sales	0.29%
Broker Fees and Expenses on Short Sales	0.25%
Total Annual Portfolio Operating Expenses	1.69%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.69%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 172	$ 533	$ 918	$ 1,998

AST Schroders Global Tactical Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.92%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.21%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.21%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 123	$ 384	$ 665	$ 1,466

AST Schroders Multi-Asset World Strategies Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.07%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.35%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 137	$ 428	$ 739	$ 1,624

AST Small-Cap Growth Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.88%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.01%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 103	$ 322	$ 558	$ 1,236

AST Small-Cap Value Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.88%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.05%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 107	$ 334	$ 579	$ 1,283

AST T. Rowe Price Asset Allocation Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.81%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 95	$ 296	$ 515	$ 1,143

AST T. Rowe Price Equity Income Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.83%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 85	$ 265	$ 460	$ 1,025

AST T. Rowe Price Global Bond Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.79%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.97%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 99	$ 309	$ 536	$ 1,190

AST T. Rowe Price Large-Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.84%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.96%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.96%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 98	$ 306	$ 531	$ 1,178

AST T. Rowe Price Natural Resources Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.88%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.02%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 104	$ 325	$ 563	$ 1,248

AST Wellington Management Hedged Equity Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.98%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.17%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.17%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 119	$ 372	$ 644	$ 1,420

AST Western Asset Core Plus Bond Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.67%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.80%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 82	$ 255	$ 444	$ 990

AST Western Asset Emerging Markets Debt Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	1.04%
Fee Waiver and/or Expense Reimbursement+	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement+	0.99%

+  The Manager has contractually agreed to waive a portion of its investment management fees so that the Portfolio’s investment management fee would equal 0.80% of the Portfolio’s average daily net assets through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter.
The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the
Manager and the Board of Trustees of the Fund.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 101	$ 321	$ 564	$ 1,262

II. The section of the Prospectus entitled “How to Buy and Sell Shares of the Portfolios” is hereby revised by replacing the sub-section entitled “Distributor” with the new sub-section set forth below:

Distributor & Distribution Arrangements

The Fund offers a single class of shares on behalf of each Portfolio. Prudential Annuities Distributors, Inc. (PAD) serves as the distributor for the shares of each Portfolio of the Fund. Each class of shares is offered and redeemed at its net asset value without any sales load. PAD is an affiliate of PI and AST. PAD is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA).

The Fund has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Fund, with the exception of AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Horizon Moderate Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. Under the 12b-1Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The maximum annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio. Because these fees are paid out of each covered Portfolio’s assets on an ongoing basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

PAD has contractually agreed to reduce its 12b-1 fees for each of the AST Bond Portfolio 2015, AST Bond Portfolio 2016, AST Bond Portfolio 2017, AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, AST Bond Portfolio 2021, AST Bond Portfolio 2022, AST Bond Portfolio 2023 and the AST Investment Grade Bond Portfolio (collectively, the Bond Portfolios), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Up to and including $300 million	0.10% (no waiver)
Over $300 million up to and including $500 million	0.08%
Over $500 million up to and including $750 million	0.07%
Over $750 million	0.06%

PAD may receive payments from certain subadvisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the subadvisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the subadvisers with increased access to persons involved in the distribution of the Contracts. PAD also may receive marketing support from the subadvisers in connection with the distribution of the Contracts.

ASTSUP14

ADVANCED SERIES TRUST

Supplement dated February 15, 2013 to the
Prospectus & Statement of Additional Information dated April 30, 2012, as Supplemented to Date

This Supplement sets forth changes to the Prospectus and Statement of Additional Information (SAI), dated April 30, 2012, as previously supplemented to date, of Advanced Series Trust (the Fund). The following should be read in conjunction with the Prospectus and SAI and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and SAI.

At a recent special meeting, shareholders of the Fund approved a Shareholder Services and Distribution Plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan is applicable to all of the Portfolios of the Fund except AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Horizon Moderate Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio.

Pursuant to the Plan, each Portfolio of the Fund covered by the Plan will compensate Prudential Annuities Distributors, Inc. (PAD), the Fund’s principal underwriter, for shareholder servicing and distribution expenses at the annual rate of 0.10% of the average daily net assets of the shares of each Portfolio. The existing administrative services fee, which was paid by each Portfolio at the same annual rate of 0.10% of the average daily net assets of the shares of each Portfolio, will be discontinued.

The Fund’s investment managers have contractually reduced their management fee rates for all Portfolios covered by the Plan. Additionally, PAD has contractually agreed to reduce its distribution and service fees for certain bond Portfolios so that the effective distribution and service fee rate paid by those Portfolios is reduced based on the average daily net assets of the relevant Portfolio. The Plan, including the reduced management fee rates, is anticipated to become operational on or about February 25, 2013.

To reflect these changes, the Fund’s Prospectus is revised as follows:

I. In the Summary Section of the Prospectus for each Portfolio covered under the Plan, the table entitled “Annual Portfolio Operating Expenses” and the table appearing underneath the “Example” discussion are hereby deleted and replaced with the new tables set forth below:

AST Academic Strategies Asset Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.71%
Distribution and/or Service Fees (12b-1 fees)	0.04%
Other Expenses	0.03%
Dividend Expense on Short Sales	0.09%
Broker Fees and Expenses on Short Sales	0.01%
Acquired Fund Fees and Expenses	0.66%
Total Annual Portfolio Operating Expenses	1.54%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.54%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 157	$ 486	$ 839	$ 1,834

AST BlackRock Global Strategies Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.97%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.12%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 114	$ 356	$ 617	$ 1,363

AST First Trust Balanced Target Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.82%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.95%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 97	$ 303	$ 525	$ 1,166

AST First Trust Capital Appreciation Target Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.81%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.94%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 96	$ 300	$ 520	$ 1,155

AST J.P. Morgan Strategic Opportunities Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.97%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.05%
Dividend Expense on Short Sales	0.12%
Broker Fees and Expenses on Short Sales	0.01%
Total Annual Portfolio Operating Expenses	1.25%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 127	$ 397	$ 686	$ 1,511

AST Moderate Asset Allocation Portfolio

 Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) *

Management Fee	0.30%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.71%
Total Annual Portfolio Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%

* If approved by shareholders, the Portfolio will be restructured on or about Apri1 29, 2013. As restructured, the Portfolio will no longer be a fund-of-funds and will be renamed the AST RCM World Trends Portfolio. Based on assets as of December 31, 2012, as restructured, the Portfolio would have a management fee of 0.92%, distribution and/or service fees of 0.10%, other expenses of 0.04%, acquired fund fees and expenses of 0.00%, total annual operating expenses before contractual fee waiver of 1.06%, a contractual fee waiver of 0.07% through at least June 30, 2014, and net annual operating expenses after fee waiver of 0.99%.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 105	$ 328	$ 569	$ 1,259

AST PIMCO Limited Maturity Bond Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.62%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.75%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 77	$ 240	$ 417	$ 930

AST PIMCO Total Return Bond Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.73%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.73%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 75	$ 233	$ 406	$ 906

AST Schroders Global Tactical Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.92%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.21%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.21%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 123	$ 384	$ 665	$ 1,466

AST Schroders Multi-Asset World Strategies Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.07%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.35%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 137	$ 428	$ 739	$ 1,624

AST T. Rowe Price Asset Allocation Portfolio

  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.81%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 95	$ 296	$ 515	$ 1,143

II. The section of the Prospectus entitled “How to Buy and Sell Shares of the Portfolios” is hereby revised by replacing the sub-section entitled “Distributor” with the new sub-section set forth below:

Distributor & Distribution Arrangements

The Fund offers a single class of shares on behalf of each Portfolio. Prudential Annuities Distributors, Inc. (PAD) serves as the distributor for the shares of each Portfolio of the Fund. Each class of shares is offered and redeemed at its net asset value without any sales load. PAD is an affiliate of PI and AST. PAD is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA).

The Fund has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Fund, with the exception of AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Horizon Moderate Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. Under the 12b-1Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The maximum annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio. Because these fees are paid out of each covered Portfolio’s assets on an ongoing basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

PAD has contractually agreed to reduce its 12b-1 fees for each of the AST Bond Portfolio 2015, AST Bond Portfolio 2016, AST Bond Portfolio 2017, AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, AST Bond Portfolio 2021, AST Bond Portfolio 2022, AST Bond Portfolio 2023 and the AST Investment Grade Bond Portfolio (collectively, the Bond Portfolios), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Up to and including $300 million	0.10% (no waiver)
Over $300 million up to and including $500 million	0.08%
Over $500 million up to and including $750 million	0.07%
Over $750 million	0.06%

PAD may receive payments from certain subadvisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the subadvisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the subadvisers with increased access to persons involved in the distribution of the Contracts. PAD also may receive marketing support from the subadvisers in connection with the distribution of the Contracts.

ASTCSUP14